EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
EARNINGS PER SHARE [Abstract]
Net income	$ 21,698	$ 15,651	$ 7,942	[1]
Weighted average number of shares outstanding used in computing basic net earnings per share	28,628,798	27,981,243	26,681,749
Dilutive effect: stock options and RSUs	559,938	861,165	1,319,679
Total weighted average number of shares used in computing diluted net earnings per share	29,188,736	28,842,408	28,001,428
Basic net income per share	$ 0.76	$ 0.56	$ 0.30
Diluted net income per share	$ 0.74	$ 0.54	$ 0.28
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Options to purchase Ordinary Shares and RSUs	0	0	0

[1]	Including one time repayment of OCS grants (see Note 11b)